CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603




                                January 22, 2010


 Securities and Exchange Commission
 100 F Street, N.E.
 Washington, DC 20549

         Re:           First Trust Exchange-Traded Fund II


 Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 30 and under the Investment Company Act of 1940, as amended, Amendment No. 33 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust BICK Index Fund, First Trust ISE Global Copper Index Fund and First Trust ISE Global Platinum Index Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By:  /s/ Morrison C. Warren
                                     ---------------------------------------
                                      Morrison C. Warren

Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess